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                                                         [LOGO] LINCOLN
                                                                ---------------
                                                                FINANCIAL GROUP
                                                                LINCOLN LIFE

Jeffrey A. Brine, Esquire
Assistant Vice President and Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Telephone: 860 466 1079
Facsimile:  860 466 1778


May 4, 2001


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Lincoln Life Flexible Premium Variable Life Account K (the "Account") Rule 497(j) Filing
         File No. 33-76432;  811-08412

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and the Separate Account referenced above, we are filing a certification pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by the Company through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 24, 2001.

Please contact me in writing or at (860) 466-1079 if you have any questions about this filing.

Sincerely yours,

/s/ Jeffrey A. Brine

Jeffrey A. Brine

Enclosure